Document - Cover page - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2023	Feb. 09, 2024	Jun. 30, 2023
Entity Information [Line Items]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Entity File Number	001-2979
Entity Registrant Name	WELLS FARGO & COMPANY/MN
Entity Central Index Key	0000072971
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-0449260
Entity Address, Address Line One	420 Montgomery Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	866
Local Phone Number	249-3302
Title of 12(g) Security	Dividend Equalization Preferred Shares, no par value
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Shell Company	false
Entity Public Float			$ 156.3
Entity Common Stock, Shares Outstanding		3,577,443,489
Documents Incorporated by Reference [Text Block]

Incorporated Documents	Where incorporated in Form 10-K
1.Portions of the Company’s Annual Report to Shareholders for the year ended December 31, 2023 (“2023 Annual Report to Shareholders”)	Part I – Items 1, 1A, 1C and 3; Part II – Items 5, 7, 7A, 8 and 9A; and Part IV– Item 15
2.Portions of the Company’s Proxy Statement for the Annual Meeting of Shareholders to be held April 23, 2024 (“2024 Proxy Statement”)	Part III – Items 10, 11, 12, 13 and 14

Common Stock, par value $1-2/3
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $1-2/3
Trading Symbol	WFC
Security Exchange Name	NYSE
7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.5% Non-Cumulative Perpetual Convertible Class A Preferred Stock, Series L
Trading Symbol	WFC.PRL
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th int. in a share of 6.625% Fixed-to-Floating Rate Non-Cum. Perpetual Class A Preferred Stock, Series R
Entity Information [Line Items]
Title of 12(b) Security	6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Class A Preferred Stock, Series R
Trading Symbol	WFC.PRR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Y
Trading Symbol	WFC.PRY
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series Z
Trading Symbol	WFC.PRZ
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series AA
Trading Symbol	WFC.PRA
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series CC
Trading Symbol	WFC.PRC
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1000th interest in a share of Non-Cumulative Perpetual Class A Preferred Stock, Series DD
Trading Symbol	WFC.PRD
Security Exchange Name	NYSE
Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC [Member]
Entity Information [Line Items]
Title of 12(b) Security	Guarantee of Medium-Term Notes, Series A, due October 30, 2028 of Wells Fargo Finance LLC
Trading Symbol	WFC/28A
Security Exchange Name	NYSE